UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22678

Salient MF Trust

(Exact name of registrant as specified in charter)

4265 San Felipe, Suite 800

Houston, TX 77027

(Address of principal executive offices) (Zip code)

With a Copy To:
John A. Blaisdell, Principal Executive Officer Salient MF Trust 4265 San Felipe, Suite 800 Houston, TX 77027 (Name and address of agent for service)	George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders of the Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, Salient Tactical Plus Fund and Salient Trend Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

The series of funds under the Salient MF Trust (“Salient Funds”) are distributed by:

Foreside Fund Services, LLC

Portland, Maine

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

Shareholder Update  |  June 30, 2018

A MESSAGE FROM:	John A. Blaisdell
Chief Executive Officer

Dear Shareholder:

We are pleased to share with you our mid-year update. For many of the markets in which we invest your capital, the year began with substantial volatility. Concerns about rising interest rates, inflation and tariffs contributed to weak returns across many markets in the first quarter. The second quarter, however, saw a return to the more stable, growth-focused markets that have typified the last few years. This return to stability allowed most markets and strategies to recover any losses from the first quarter—and then some.

I want to thank you, our shareholders, for the opportunity to be your investment partner. We are grateful for the trust you have placed in us in the past and know we must continually improve to earn it in the future. We believe we are in an excellent position to do exactly that while providing the same level of service.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient Partners

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The series of funds under the Salient MF Trust are distributed by Foreside Fund Services, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2018 Salient. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2018

See page 4 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Adaptive Growth Fund(a)	1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	1.99%	5.62%	3.30%	11/15/12

Class A (without sales load)(c)	7.98%	6.83%	4.35%	11/15/12

Class C (with CDSC)(d)	6.27%	5.95%	3.08%	10/01/12

Class C (without CDSC)(e)	7.22%	5.95%	3.08%	10/01/12

Class I	8.14%	7.11%	4.23%	07/09/12

Salient MLP & Energy Infrastructure Fund(f)	1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	-7.74%	-3.73%	-0.58%	12/21/12

Class A (without sales load)(c)	-2.35%	-2.64%	0.45%	12/21/12

Class C (with CDSC)(d)	-4.05%	-3.39%	-0.88%	01/08/13

Class C (without CDSC)(e)	-3.13%	-3.39%	-0.88%	01/08/13

Class I	-2.15%	-2.41%	1.01%	09/19/12

Class R6	-2.06%	N/A	10.45%	01/04/16

Salient Tactical Plus Fund(g)	1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	2.05%	4.48%	4.70%	12/31/12

Class A (without sales load)(c)	8.02%	5.66%	5.78%	12/31/12

Class C (with CDSC)(d)	6.10%	4.84%	4.96%	12/31/12

Class C (without CDSC)(e)	7.08%	4.84%	4.96%	12/31/12

Class I	8.26%	5.87%	6.00%	12/31/12

Class F	8.63%	6.22%	6.34%	12/31/12

Salient Trend Fund(h)	1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	-11.06%	-1.53%	-1.22%	03/28/13

Class A (without sales load)(c)	-5.83%	-0.41%	-0.16%	03/28/13

Class C (with CDSC)(d)	-7.42%	-1.14%	-0.89%	03/28/13

Class C (without CDSC)(e)	-6.49%	-1.14%	-0.89%	03/28/13

Class I	-5.51%	-0.15%	1.24%	01/02/13

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2018

See page 4 for important performance disclosure information about the Salient Funds.

(a) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual gross and net operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2018, are as follows: Class A shares are 2.01% and 1.67%, respectively, Class C shares are 2.83% and 2.42%, respectively, and Class I shares are 1.82% and 1.42%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until April 30, 2019. Additional information pertaining to the June 30, 2018, expense ratios can be found in the financial highlights. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

(b) Includes the effect of the maximum 5.50% sales charge.

(c) Excludes sales charge.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2018, are as follows: Class A shares are 1.43%, Class C shares are 2.22% and Class I shares are 1.22%. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until April 30, 2019. Additional information pertaining to the June 30, 2018, expense ratios can be found in the financial highlights. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

(g) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual gross and net operating expense ratios for the Fund based on the current Fund prospectus dated May 1, 2018, are as follows: Class A shares are 3.24% and 1.98%, respectively, Class C shares are 7.43% and 2.73%, respectively, Class I shares are 3.94% and 1.73%, respectively and Class F shares are 2.79% and 1.42%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.65% for Class A, 2.40% for Class C, 1.40% for Class I and 1.09% for Class F shares, excluding certain expenses, until April 30, 2019. Additional information pertaining to the June 30, 2018, expense ratios can be found in the financial highlights. Returns do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Class A/C/I shares of the Fund commenced operations on December 15, 2014. The returns prior to that date are those of the predecessor fund’s Investor Class shares, which commenced operations on December 31, 2012. Performance for the period from December 31, 2012, to December 14, 2014, reflects the gross performance of the Investor Class shares of the predecessor fund adjusted to apply the fees and anticipated expenses of Class A/C/I shares of the Fund. All share classes of the Fund are invested in the same portfolio of securities and returns only differ to the extent that fees and expenses of the classes are different. In the reorganization, Investor Class and Institutional Class shares of the Broadmark Tactical Fund were exchanged for Class F shares of the Salient Tactical Plus Fund.

(h) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual gross and net operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2018, are as follows: Class A shares are 2.34% and 1.74%, respectively, Class C shares are 3.14% and 2.49%, respectively, and Class I shares are 2.13% and 1.49%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until April 30, 2019. Additional information pertaining to the June 30, 2018, expense ratios can be found in the financial highlights. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

Investment Disclosures (Unaudited)

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Asset allocation does not assure profit or protect against risk.

Diversification does not assure profit or protect against risk.

Salient Adaptive Growth Fund

The Advisor relies heavily on quantitative models (both proprietary models and those supplied by third-party vendors) and information and data supplied by third-party vendors. Any decisions made in reliance on incorrect or incomplete models and data expose the Fund to potential risks.

The Advisor’s momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining, which may result in more volatility than investments in a broader cross section of securities.

Investing in derivative instruments (such as options, futures, forwards or swaps) and commodity-linked investments can be riskier than traditional investments, and may be more volatile than investments in traditional securities. The value of commodity-linked investments may be affected by financial factors, political developments and natural disasters.

The primary risks of futures contracts are the possible lack of a liquid secondary market, losses caused by unanticipated market movements, the advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, and counterparty default.

In addition, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet margin requirements. Trying to enhance investment returns by borrowing money or using other leverage tools magnifies both gains and losses, resulting in greater volatility.

Investments in foreign securities involve special risks not present in U.S. investments, such as currency fluctuations, lack of regulatory oversight and political developments. Investments in emerging markets are riskier than investments in more developed markets and are subject to risks related to currency, liquidity and volatility. These investments may be considered speculative. Investments in fixed-income securities generally are subject to an issuer’s credit risk and risks resulting from changes in the general level of interest rates.

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s shareholders.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

This document does not constitute an offering of any security, product, service or fund, including the Fund, for which an offer can be made only by the Fund’s prospectus.

No fund is a complete investment program and you may lose money investing in a fund. The Fund may engage in other investment practices that may involve additional risks and you should review the Fund prospectus for a complete discussion.

Salient MLP & Energy Infrastructure Fund

The Fund’s investments are concentrated in the energy infrastructure industry with an emphasis on securities issued by MLPs, which may increase price fluctuation. The value of commodity-linked investments such as the MLPs and energy infrastructure companies (including midstream MLPs and energy infrastructure companies) in which the Fund invests are subject to risks specific to the industry they serve, such as fluctuations in commodity prices, reduced volumes of available natural gas or other energy commodities, slowdowns in new construction and acquisitions, a sustained reduced

Investment Disclosures (Unaudited)

demand for crude oil, natural gas and refined petroleum products, depletion of the natural gas reserves or other commodities, changes in the macroeconomic or regulatory environment, environmental hazards, rising interest rates and threats of attack by terrorists on energy assets, each of which could affect the Fund’s profitability.

MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership. If an MLP were to be obligated to pay federal income tax on its income at the corporate tax rate, the amount of cash available for distribution would be reduced and such distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends received (as dividend income, return of capital or capital gain).

In addition, investing in MLPs involves additional risks as compared to the risks of investing in common stock, including risks related to cash flow, dilution and voting rights. Such companies may trade less frequently than larger companies due to their smaller capitalizations, which may result in erratic price movement or difficulty in buying or selling.

Additional management fees and other expenses are associated with investing in MLP funds. The tax benefits received by an investor investing in the Fund differ from that of a direct investment in an MLP by an investor.

This document does not constitute an offering of any security, product, service or fund, including the Fund, for which an offer can be made only by the Fund’s prospectus.

No fund is a complete investment program and you may lose money investing in a fund. The Fund may engage in other investment practices that may involve additional risks and you should review the Fund prospectus for a complete description.

Salient Tactical Plus Fund

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Equity securities may be subject to general movements in the stock market. The Fund may have exposure to or invest in equity securities of companies with small or medium capitalization, which involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information.

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps and swaptions. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives also provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position.

The Fund invests in exchange-traded funds (ETFs) and in options on ETFs, exposing it to the risks associated with the investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses paid by each ETF in which the Fund invests. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. ETF shares trade at market prices rather than net asset value (“NAV”) and shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

Investment Disclosures (Unaudited)

The Fund invests in fixed-income securities, which are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

The Fund may make foreign investments, which often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

This document does not constitute an offering of any security, product, service or fund, including the Fund, for which an offer can be made only by the Fund’s prospectus.

No fund is a complete investment program and you may lose money investing in a fund. The Fund may engage in other investment practices that may involve additional risks and you should review the Fund prospectus for a complete description.

Salient Trend Fund

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies in which it directly invests or gains exposure to. There can be no assurance that employing this investment approach will achieve any particular return or reduce volatility or potential loss.

The Advisor relies heavily on quantitative models (both proprietary models and those supplied by third party vendors) and information and data supplied by third-party vendors. Any decisions made in reliance on incorrect or incomplete models and data expose the Fund to potential risks.

The Advisor’s momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining, which may result in more volatility than investments in a broader cross section of securities.

Investing in derivative instruments (such as options, futures, forwards or swaps) and commodity-linked investments can be riskier than traditional investments, and may be more volatile than investments in traditional securities. The value of commodity-linked investments may be affected by financial factors, political developments and natural disasters. The primary risks of futures contracts are the possible lack of a liquid secondary market, losses caused by unanticipated market movements, the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, and counterparty default.

In addition, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet margin requirements. Trying to enhance investment returns by borrowing money or using other leverage tools magnifies both gains and losses, resulting in greater volatility.

Investments in foreign securities involve special risks not present in U.S. investments, such as currency fluctuations, lack of regulatory oversight and political developments. Investments in emerging markets are riskier than investment in more developed markets and are subject to risks related to currency, liquidity and volatility. These investments may be considered speculative. Investments in fixed-income securities generally are subject to an issuer’s credit risk and risks resulting from changes in the general level of interest rates.

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s shareholders.

This document does not constitute an offering of any security, product, service or fund, including the Fund, for which an offer can be made only by the Fund’s Prospectus.

No fund is a complete investment program and you may lose money investing in a fund. The Fund may engage in other investment practices that may involve additional risks and you should review the Fund prospectus for a complete description.

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient Adaptive Growth Fund	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18 – 06/30/18
Class A
Actual	$1,000.00	$967.70	1.74%	$8.49

Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Class C
Actual	$1,000.00	$964.50	2.49%	$12.13

Hypothetical	$1,000.00	$1,012.45	2.49%	$12.42
Class I
Actual	$1,000.00	$968.20	1.49%	$7.27

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Salient MLP & Energy Infrastructure Fund
Class A
Actual	$1,000.00	$969.90	1.43%	$6.98

Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15
Class C
Actual	$1,000.00	$966.70	2.18%	$10.63

Hypothetical	$1,000.00	$1,013.98	2.18%	$10.89
Class I
Actual	$1,000.00	$972.00	1.20%	$5.87

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

Salient MLP & Energy Infrastructure Fund (continued)	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18 – 06/30/18
Class R6
Actual	$1,000.00	$972.30	1.11%	$5.43

Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
Salient Tactical Plus Fund
Class A
Actual	$1,000.00	$997.40	1.65%	$8.17

Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25
Class C
Actual	$1,000.00	$992.80	2.40%	$11.86

Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98
Class I
Actual	$1,000.00	$998.30	1.40%	$6.94

Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00
Class F
Actual	$1,000.00	$1,000.00	1.09%	$5.41

Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
Salient Trend Fund
Class A
Actual	$1,000.00	$922.50	1.98%	$9.44

Hypothetical	$1,000.00	$1,014.98	1.98%	$9.89
Class C
Actual	$1,000.00	$920.80	2.73%	$13.00

Hypothetical	$1,000.00	$1,011.26	2.73%	$13.61
Class I
Actual	$1,000.00	$924.90	1.73%	$8.26

Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Summary of Portfolio Holdings (See Note 11) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present the allocation of portfolio holdings as a percent of total investments are provided in compliance with such requirements.

Salient Adaptive Growth Fund
Commodity Risk	23.4%

Equity Risk	43.5%

Interest Rate Risk	33.1%
100.0%

Salient MLP & Energy Infrastructure Fund
Gathering & Processing	13.2%

Liquids Transportation & Storage	26.7%

Marine Midstream	0.5%

Natural Gas Pipelines & Storage	47.0%

Other Energy & Infrastructure	11.4%

Refined Products	1.0%

Refining & Marketing	0.2%
100.0%

Salient Tactical Plus Fund
Equity Risk	100.0%
100.0%

Salient Trend Fund
Equity Risk	25.5%

Interest Rate Risk	74.5%
100.0%

9

Consolidated Schedule of Investments (See Note 11) (Unaudited)

Salient Adaptive Growth Fund

June 30, 2018

Other Assets and Liabilities(a)—100.0%	$13,789,438

Total Net Assets—100.0%	$13,789,438

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
10 Year Australia Treasury Bond	12	September 2018	$1,148,810	$6,417
10 Year Canada Bond	11	September 2018	1,143,886	14,458
10 Year Korea Bond	5	September 2018	543,741	4,173
10 Year U.S. Treasury Note	7	September 2018	841,313	4,910
Aluminum*	4	August 2018	212,700	(31,643)
Amsterdam Exchanges Index	2	July 2018	257,663	(6,434)
ASX SPI 200 Index	3	September 2018	341,237	2,970
Brent Crude*	6	July 2018	475,380	28,339
Cocoa*	5	September 2018	125,600	7,034
Copper*	5	September 2018	370,750	(31,075)
Corn*	2	September 2018	35,950	(531)
Cotton No.2*	4	December 2018	167,840	(12,169)
E-Mini S&P® 500	5	September 2018	680,400	(16,710)
E-Mini S&P® Midcap 400	3	September 2018	586,830	(15,956)
Euro-Bund	10	September 2008	1,898,260	17,836
Euro-OAT	23	September 2018	4,150,854	40,117
FTSE 100 Index	2	September 2018	200,642	(1,536)
FTSE/JSE Top 40 Index	8	September 2018	301,431	7,332
FTSE/MIB Index	2	September 2018	251,871	444
Gasoline RBOB*	2	July 2018	180,701	3,918
Gold 100 Oz*	8	August 2018	1,003,600	(43,521)
Hang Seng China Enterprises Index	6	July 2018	415,609	(2,996)
KOSPI 200 Index	1	September 2018	67,295	(3,328)
Lead*	2	August 2018	120,538	(7,350)
Live Cattle*	2	August 2018	85,380	1,508
Long Gilt	10	September 2018	1,624,086	6,032
Low Sulphur GasOil*	2	August 2018	135,350	4,245
MSCI Taiwan Stock Index	10	July 2018	387,600	2,281
Natural Gas*	2	July 2018	58,480	(1,425)
Nickel*	2	August 2018	178,386	(15,740)
NY Harbour ULSD*	5	July 2018	464,037	16,132
OMXS 30 Index	6	July 2018	104,569	122
Russell 2000 Mini Index	5	September 2018	411,875	(9,805)
S&P/Toronto Stock Exchange 60 Index	2	September 2018	293,097	1,068
SGX MSCI Singapore Index	7	July 2018	188,037	(930)
SGX Nifty 50 Index	14	July 2018	299,376	(1,880)
Silver*	4	September 2018	323,960	(9,440)

See accompanying Notes to Financial Statements.	10

Consolidated Schedule of Investments (See Note 11) (Unaudited)

Salient Adaptive Growth Fund

June 30, 2018

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
Soybean*	4	November 2018	$176,000	$(24,362)
Soybean Meal*	12	December 2018	395,880	(45,765)
Wheat*	4	September 2018	100,250	(6,137)
Zinc*	4	August 2018	286,250	(45,933)

			$21,035,514	$(165,330)

Futures Contracts Sold:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
IBEX 35 Index	2	July 2018	$224,260	$4,587
Lean Hogs*	2	August 2018	61,160	1,154
Soybean Oil*	8	December 2018	142,752	3,565

			$428,172	$9,306

* All or a portion of these investments are held by Salient Adaptive Growth Offshore Fund Ltd. (the “Adaptive Growth Subsidiary”).

Equity Swap Agreements—Long Positions:

Counterparty	Floating Rate Index^	Fixed Rate		Maturity Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Sao Paulo Stock Exchange Index (Bovespa)	N/A	*	August 2018	$302,030	$(3,413)

^ Fund pays or receives a payment based on the change in market appreciation/depreciation of the listed floating rate index and such payment is settled when the positions are fully, and/or partially closed.

* Fund pays an upfront commission of 0.07% of notional value when entering into equity swap agreement.

See accompanying Notes to Financial Statements.	11

Schedule of Investments (See Note 11) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2018

	Shares	Value (See Note 2)
Master Limited Partnerships and Related Companies—99.1%
Gathering & Processing—13.1%
United States—13.1%
Antero Midstream GP LP	672,483	$12,683,029
Antero Midstream Partners LP(a)	646,908	19,096,724
EnLink Midstream LLC	1,479,725	24,341,476
Noble Midstream Partners LP(a)	199,169	10,169,569
Rice Midstream Partners LP(a)	481,573	8,196,373
Targa Resources Corp.(a)	1,513,678	74,911,924
Western Gas Equity Partners LP(a)	453,270	16,204,403

		165,603,498

Liquids Transportation & Storage—26.4%
Canada—8.1%
Enbridge, Inc.(b)	1,053,894	37,613,477
Inter Pipeline, Ltd.	684,877	12,836,397
TransCanada Corp.	1,207,249	52,153,156

		102,603,030

United States—18.3%
BP Midstream Partners LP(a)	349,468	7,335,333
Enbridge Energy Management LLC(c)	2,641,421	27,100,979
Genesis Energy LP(a)	429,880	9,418,671
Marathon Petroleum Corp.	145,398	10,201,124
MPLX LP(a)	1,314,455	44,875,494
Phillips 66 Partners LP(a)	176,612	9,017,809
Plains GP Holdings LP, Class A(a)(b)	2,416,154	57,770,242
SemGroup Corp., Class A	1,672,625	42,484,675
Shell Midstream Partners LP(a)	936,497	20,771,503
Valero Energy Partners LP(a)	81,807	3,114,393

		232,090,223

Marine Midstream—0.5%
Republic of the Marshall Islands—0.5%
Golar LNG Partners LP	434,732	6,720,957

Natural Gas Pipelines & Storage—46.6%
Canada—4.5%
Pembina Pipeline Corp.	613,705	21,234,193
Pembina Pipeline Corp. (CAD)	1,043,450	36,137,587

		57,371,780

United States—42.1%
Cheniere Energy Partners LP Holdings LLC	321,510	10,111,489
Cheniere Energy, Inc.(a)	673,567	43,909,833
Energy Transfer Equity LP(a)	1,375,158	23,721,476
Energy Transfer Partners LP(a)	2,697,860	51,367,254
Enterprise Products Partners LP(a)	2,165,834	59,928,627

See accompanying Notes to Financial Statements.	12

Schedule of Investments (See Note 11) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2018

	Shares	Value (See Note 2)
EQT Corp.(b)	230,185	$12,701,608
EQT Midstream Partners LP(a)	151,451	7,813,357
Kinder Morgan, Inc.	4,517,468	79,823,660
ONEOK, Inc.	1,223,928	85,466,892
Tallgrass Energy GP LP(a)	2,466,163	54,650,172
Williams Cos., Inc.	3,808,251	103,241,685

		532,736,053

Other Energy & Infrastructure—11.3%
Great Britain—1.6%
BP PLC, Sponsored ADR	254,230	11,608,142
Royal Dutch Shell PLC, Class A, Sponsored ADR	115,449	7,992,534

		19,600,676

United States—9.7%
Macquarie Infrastructure Corp.	1,158,726	48,898,237
NextEra Energy Partners LP(a)	1,044,740	48,758,016
Phillips 66	112,768	12,664,974
Valero Energy Corp.(b)	117,425	13,014,213

		123,335,440

Refined Products—1.0%
United States—1.0%
Magellan Midstream Partners LP(a)	178,855	12,355,303

Refining & Marketing—0.2%
United States—0.2%
Andeavor	21,813	2,861,429

Total Master Limited Partnerships and Related Companies (Cost $1,181,587,723)		1,255,278,389

Total Investments—99.1% (Cost $1,181,587,723)		1,255,278,389
Other Assets and Liabilities—0.9%		11,570,482

Total Net Assets—100.0%		$1,266,848,871

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Non-income producing security.

(b) All or a portion of this security is held as collateral for the written call options. As of June 30, 2018, the total fair value of securities held as collateral for the written call options is $23,524,137.

(c) Distributions are paid-in-kind.

See accompanying Notes to Financial Statements.	13

Schedule of Investments (See Note 11) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2018

Written Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation/ (Depreciation)
Enbridge, Inc.	Morgan Stanley	$33	July 2018	2,106	$7,516,314	$(716,040)	$(633,460)
EQT Corp.	Morgan Stanley	$58	July 2018	460	2,538,280	(34,500)	42,876
Plains GP Holdings LP	Morgan Stanley	$26	July 2018	2,416	5,776,656	(18,120)	64,535
Plains GP Holdings LP	Morgan Stanley	$27	July 2018	2,416	5,776,656	(6,040)	52,455
Valero Energy Corp.	Morgan Stanley	$125	July 2018	200	2,216,600	(2,400)	43,467
Valero Energy Corp.	Morgan Stanley	$130	July 2018	25	277,075	(100)	2,367

					$24,101,581	$(777,200)	$(427,760)

Allocation of Portfolio Holdings:

Salient MLP & Energy Infrastructure Fund invested in securities with exposure to the following countries as of June 30, 2018:

	Value	% of Total Investments
United States	$1,068,981,946	85.1%
Canada	159,974,810	12.8%
Great Britain	19,600,676	1.6%
Republic of the Marshall Islands	6,720,957	0.5%

	$1,255,278,389	100.0%

See accompanying Notes to Financial Statements.	14

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Plus Fund

June 30, 2018

	Contracts/ Shares	Value (See Note 2)
Purchased Call Options—0.3%
E-Mini S&P® 500	255	$73,950
E-Mini S&P® 500	510	25,500
iShares® MSCI Emerging Markets ETF	775	388
VanEck Vectors® Gold Miners ETF	460	18,630

Total Purchased Call Options (Cost $244,691)		118,468

Money Market Fund—97.8%
United States—97.8%
Fidelity Prime Money Market Portfolio, 1.77%(a)	35,421,379	35,421,379

Total Money Market Fund (Cost $35,421,379)		35,421,379

Total Investments—98.1% (Cost $35,666,070)		35,539,847
Other Assets and Liabilities—1.9%(b)		687,875

Total Net Assets—100.0%		$36,227,722

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) The rate shown is the 7-day effective as of June 30, 2018.

(b) Includes cash which is being held as collateral for futures contracts and purchased options.

Purchased Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P® 500	Citigroup	$2,800	July 2018	255	$69,318,435	$73,950	$(28,755)
E-Mini S&P® 500	Citigroup	$2,850	July 2018	510	138,636,870	25,500	(61,234)
iShares® MSCI Emerging Markets ETF	Morgan Stanley	$48	July 2018	775	3,358,075	388	(36,446)
VanEck Vectors® Gold Miners ETF	Morgan Stanley	$23	August 2018	460	1,026,260	18,630	212

					$212,339,640	$118,468	$(126,223)

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P® 500	101	September 2018	$13,744,080	$(9,240)

			$13,744,080	$(9,240)

See accompanying Notes to Financial Statements.	15

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Plus Fund

June 30, 2018

Salient Tactical Plus Fund invested in the following asset categories as of June 30, 2018:

	Value	% of Total Investments
Money Market Fund	$35,421,379	99.7%
Purchased Call Options	118,468	0.3%

	$35,539,847	100.0%

Salient Tactical Plus Fund invested in securities with exposure to the following countries as of June 30, 2018:

	Value	% of Total Investments
United States	$35,539,847	100.0%

	$35,539,847	100.0%

See accompanying Notes to Financial Statements.	16

Consolidated Schedule of Investments (See Note 11) (Unaudited)

Salient Trend Fund

June 30, 2018

Other Assets and Liabilities(a)—100.0%	$5,259,297

Total Net Assets—100.0%	$5,259,297

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
10 Year Australia Treasury Bond	1	September 2018	$95,734	$41
10 Year Japan Government Bond	2	September 2018	2,724,834	4,159
ASX SPI 200 Index	6	September 2018	682,475	5,940
FTSE China A50 Index	8	July 2018	92,240	(475)
MSCI Taiwan Stock Index	4	July 2018	155,040	912
SGX MSCI Singapore Index	3	July 2018	80,587	(399)
SGX Nifty 50 Index	20	July 2018	427,680	(2,685)
Tokyo Price Index	1	September 2018	156,302	(3,728)

			$4,414,892	$3,765

Futures Contracts Sold:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
10 Year Korea Bond	17	September 2018	$1,848,721	$(18,393)

			$1,848,721	$(18,393)

See accompanying Notes to Financial Statements.	17

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient Adaptive Growth Fund (Consolidated)	Salient MLP & Energy Infrastructure Fund	Salient Tactical Plus Fund	Salient Trend Fund (Consolidated)
Assets:
Investments, at value	$—	$1,255,278,389	$35,539,847	$—
Cash	7,421,603	23,302,178	—	4,479,820
Foreign currencies(a)	5,405,844	—	—	—
Deposit with brokers for options	—	104	138,375	—
Deposit with brokers for futures contracts	688,431	—	32,626	859,482
Interest and dividends receivable	7	805,257	50,410	6
Receivable for shares sold	—	2,449,522	503,700	—
Receivable for investments sold	—	3,250	—	—
Variation margin on futures contracts	83,728	—	—	—
Receivable from Advisor	1,076	—	—	11,312
Prepaids and other assets	265,924	134,999	19,556	7,114

Total Assets	13,866,613	1,281,973,699	36,284,514	5,357,734

Liabilities:
Written options, at value(b)	—	777,200	—	—
Payable for shares redeemed	19,902	1,002,443	—	10,063
Payable for investments purchased	130	10,928,231	—	—
Variation margin on futures contracts	—	—	2,582	40,531
Unrealized loss on swap agreements	3,413	—	—	—
Payable to advisor	—	981,721	6,161	—
Payable for distribution and service fees	1,530	80,542	3,033	177
Deferred tax liability	—	686,592	—	—
Accrued expenses and other liabilities	52,200	668,099	45,016	47,666

Total Liabilities	77,175	15,124,828	56,792	98,437

Total Net Assets	$13,789,438	$1,266,848,871	$36,227,722	$5,259,297

Net Assets Consist of:
Paid-in capital	$13,287,195	$1,889,895,070	$36,152,342	$8,560,297
Accumulated net investment loss	(223,712)	(140,345,661)	(158,343)	(121,591)
Accumulated net realized gain/(loss)	969,892	(555,284,374)	369,186	(3,099,541)
Net unrealized appreciation/(depreciation)	(243,937)	72,583,836	(135,463)	(79,868)

Total Net Assets	$13,789,438	$1,266,848,871	$36,227,722	$5,259,297

Investments, At Cost	—	1,181,587,723	35,666,070	—

See accompanying Notes to Financial Statements.	18

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient Adaptive Growth Fund (Consolidated) (continued)	Salient MLP & Energy Infrastructure Fund (continued)	Salient Tactical Plus Fund (continued)	Salient Trend Fund (Consolidated) (continued)
Pricing of Shares
Class A Shares:
Net Assets	$1,710,467	$135,695,506	$12,107,006	$601,690
Shares Outstanding	248,272	17,571,341	1,065,140	76,541
Net Asset Value, Offering Price and Redemption Price	$6.89	$7.72	$11.37	$7.86
Maximum offering price per share(c)	$7.29	$8.17	$12.03	$8.32
Class C Shares:
Net Assets	$1,336,247	$63,202,664	$797,516	$49,989
Shares Outstanding	204,730	8,239,824	72,344	6,422
Net Asset Value, Offering Price and Redemption Price	$6.53	$7.67	$11.02	$7.78
Class F Shares:
Net Assets	—	—	$21,372,240	—
Shares Outstanding	—	—	1,843,073	—
Net Asset Value, Offering Price and Redemption Price	$—	$—	$11.60	$—
Class I Shares:
Net Assets	$10,742,724	$1,042,281,340	$1,950,960	$4,607,618
Shares Outstanding	1,533,978	135,400,110	170,355	584,943
Net Asset Value, Offering Price and Redemption Price	$7.00	$7.70	$11.45	$7.88
Class R6 Shares:
Net Assets	—	$25,669,361	—	—
Shares Outstanding	—	3,333,559	—	—
Net Asset Value, Offering Price and Redemption Price	$—	$7.70	$—	$—

(a) Cost of foreign currencies for Salient Adaptive Growth Fund is $5,444,825.

(b) Premiums received on written options for Salient MLP & Energy Infrastructure Fund are $349,440.

(c) Maximum offering price per share (NAV/0.9450, based on maximum sales charge of 5.50% of the offering price).

See accompanying Notes to Financial Statements.	19

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2018

	Salient Adaptive Growth Fund (Consolidated)	Salient MLP & Energy Infrastructure Fund	Salient Tactical Plus Fund	Salient Trend Fund (Consolidated)
Investment Income:
Distributions from master limited partnerships	$—	$11,939,203	$—	$—
Less return of capital on distributions	—	(11,939,203)	—	—

Net distributions from master limited partnerships	—	—	—	—
Dividends from master limited partnership related companies	—	25,364,523	—	—
Less return of capital on dividends	—	(10,972,466)	—	—

Net dividends from master limited partnership related companies	—	14,392,057	—	—
Interest	12,185	7,035	5,365	5,975
Dividends	—	—	242,657	—
Foreign taxes withheld	—	(679,755)	—	—

Total Investment Income	12,185	13,719,337	248,022	5,975

Expenses:
Investment advisory fee	161,283	5,860,697	251,097	69,803
Administration fees and expenses	42,828	387,374	11,254	33,439
Distribution and service fees
Class A	2,286	176,785	13,474	843
Class C	7,774	329,448	4,180	465
Administrative services fees
Class A	491	46,946	5,024	325
Class C	600	22,949	187	37
Class I	11,735	434,465	660	6,058
Class F	—	—	9,380	—
Registration/filing fees	41,776	64,179	28,751	31,679
Transfer agent fees and expenses	21,075	76,689	26,561	20,439
Audit and tax preparation fee	4,187	110,317	21,401	4,224
Custodian fee	2,668	44,014	2,741	2,344
Legal fee	8,638	157,688	7,551	3,508
Reports to shareholder and printing fees	2,728	96,777	4,131	2,013
Compliance fees	3,033	93,058	2,519	1,268
Trustees’ fees and expenses	54,084	53,497	44,808	55,724
ReFlow fees (See Note 2(o))	—	27,206	—	—
Other expenses	10,135	138,348	7,699	8,367

Total expenses before waivers	375,321	8,120,437	441,418	240,536

Less fees waived/reimbursed by investment advisor (See Note 4)	(111,013)	—	(212,727)	(112,970)

Total Expenses	264,308	8,120,437	228,691	127,566

Net Investment Income/(Loss):	(252,123)	5,598,900	19,331	(121,591)

See accompanying Notes to Financial Statements.	20

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2018

	Salient Adaptive Growth Fund (Consolidated) (continued)	Salient MLP & Energy Infrastructure Fund (continued)	Salient Tactical Plus Fund (continued)	Salient Trend Fund (Consolidated) (continued)
Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments and foreign currency translations	$662,791	$(127,886,943)	$609,412	$—
Net realized gain on forward foreign currency exchange contracts	52,980	—	—	—
Net realized gain/(loss) on written options	—	1,721,155	(259,946)	—
Net realized loss on futures contracts	(462,562)	—	(477,304)	(418,252)
Net realized gain/(loss) on swap agreements	(347,625)	—	—	26,974
Net realized gain/(loss) on foreign currency	49,166	(63,240)	—	77,944

Net realized loss	(45,250)	(126,229,028)	(127,838)	(313,334)
Change in unrealized appreciation/depreciation on:
Investments	(358,628)	73,994,204	(178,418)	—
Written options	—	(134,386)	—	—
Futures contracts	(537,044)	—	42,002	(498,526)
Swap agreements	(248,574)	—	—	(23,333)
Forward foreign currency exchange contracts	83,840	—	—	—
Translation of assets and liabilities in foreign currency transactions	(144,863)	7,507	—	(123,583)

Change in unrealized appreciation/depreciation, before income taxes	(1,205,269)	73,867,325	(136,416)	(645,442)
Deferred tax expense/(benefit)	—	(267,143)	—	—

Change in unrealized appreciation/depreciation from investments	(1,205,269)	74,134,468	(136,416)	(645,442)

Net Realized and Unrealized Loss on Investments, Forward Foreign Currency Exchange Contracts, Written Options, Futures Contracts, Swap Agreements and Foreign Currency Translations	(1,250,519)	(52,094,560)	(264,254)	(958,776)

Net Decrease in Net Assets Resulting From Operations	$(1,502,642)	$(46,495,660)	$(244,923)	$(1,080,367)

See accompanying Notes to Financial Statements.	21

Statements of Changes in Net Assets

	Salient Adaptive Growth Fund (Consolidated)		Salient MLP & Energy Infrastructure Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income/(loss)	$(252,123)	$(752,798)	$5,598,900	$8,457,116
Net realized gain/(loss)	(45,250)	8,353,232	(126,229,028)	(78,609,555)
Net change in unrealized appreciation/depreciation	(1,205,269)	687,847	74,134,468	(54,534,390)

Net increase/(decrease) in net assets resulting from operations	(1,502,642)	8,288,281	(46,495,660)	(124,686,829)

Distributions to Shareholders:
From net investment income
Class A	—	(4,039)	(639,085)	(1,070,916)
Class C	—	—	(260,767)	(371,902)
Class I	—	(260,979)	(4,588,139)	(5,954,385)
Class R6	—	—	(110,909)	(22,433)
In excess of net investment income
Class A	—	—	(3,430,660)	—
Class C	—	—	(1,399,819)	—
Class I	—	—	(24,629,525)	—
Class R6	—	—	(595,369)	—
From net realized gains
Class A	—	(135,743)	—	—
Class C	—	(190,480)	—	—
Class I	—	(4,786,170)	—	—
From return of capital
Class A	—	—	—	(11,276,896)
Class C	—	—	—	(3,916,186)
Class I	—	—	—	(62,700,538)
Class R6	—	—	—	(236,223)

Total distributions	—	(5,377,411)	(35,654,273)	(85,549,479)

Capital Transactions:
Class A
Proceeds from shares issued	626,721	724,939	19,726,331	106,910,246
Dividends reinvested	—	139,782	3,910,334	11,708,040
Value of shares redeemed	(239,334)	(3,164,066)	(35,958,829)	(139,338,290)

Class A capital transactions	387,387	(2,299,345)	(12,322,164)	(20,720,004)

Class C
Proceeds from shares issued	20,921	375,892	4,378,395	12,776,002
Dividends reinvested	—	189,016	1,625,791	4,200,846
Value of shares redeemed	(343,436)	(878,735)	(12,975,868)	(29,195,344)

Class C capital transactions	(322,515)	(313,827)	(6,971,682)	(12,218,496)

Class I
Proceeds from shares issued	1,925,457	12,087,137	304,917,350	601,926,916
Dividends reinvested	—	4,113,271	25,605,646	62,166,440
Value of shares redeemed	(34,759,764)	(23,837,163)	(291,200,263)	(647,999,371)

Class I capital transactions	(32,834,307)	(7,636,755)	39,322,733	16,093,985

See accompanying Notes to Financial Statements.	22

Statements of Changes in Net Assets

	Salient Adaptive Growth Fund (Consolidated) (continued)		Salient MLP & Energy Infrastructure Fund (continued)
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Class R6
Proceeds from shares issued	$—	$—	$16,390,417	$9,935,371
Dividends reinvested	—	—	331,880	258,656
Value of shares redeemed	—	—	(353,423)	(620,801)

Class R6 capital transactions	—	—	16,368,874	9,573,226

Change in Net Assets resulting from capital transactions	(32,769,435)	(10,249,927)	36,397,761	(7,271,289)

Change in Net Assets	$(34,272,077)	$(7,339,057)	$(45,752,172)	$(217,507,597)
Net Assets:
Beginning of period	48,061,515	55,400,572	1,312,601,043	1,530,108,640

End of period	$13,789,438	$48,061,515	$1,266,848,871	$1,312,601,043

Accumulated net investment income/(loss)	$(223,712)	$28,411	$(140,345,661)	$(110,290,288)

Changes in shares outstanding:
Class A
Sold	87,092	99,753	2,559,666	12,356,640
Distributions reinvested	—	19,660	508,074	1,414,348
Redeemed	(34,073)	(431,458)	(4,751,185)	(17,141,946)

Net increase/(decrease) in shares outstanding	53,019	(312,045)	(1,683,445)	(3,370,958)

Class C
Sold	3,155	52,929	564,883	1,531,542
Distributions reinvested	—	27,961	212,374	508,013
Redeemed	(51,806)	(126,427)	(1,749,578)	(3,531,377)

Net decrease in shares outstanding	(48,651)	(45,537)	(972,321)	(1,491,822)

Class I
Sold	266,218	1,650,197	39,370,886	71,384,895
Distributions reinvested	—	569,705	3,341,647	7,537,540
Redeemed	(4,950,715)	(3,219,371)	(38,514,643)	(78,973,063)

Net increase/(decrease) in shares outstanding	(4,684,497)	(999,469)	4,197,890	(50,628)

Class R6
Sold	—	—	1,952,925	1,184,329
Distributions reinvested	—	—	43,358	33,020
Redeemed	—	—	(47,569)	(74,753)

Net increase in shares outstanding	—	—	1,948,714	1,142,596

See accompanying Notes to Financial Statements.	23

Statements of Changes in Net Assets

	Salient Tactical Plus Fund		Salient Trend Fund (Consolidated)
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income/(loss)	$19,331	$(177,675)	$(121,591)	$(481,574)
Net realized gain/(loss)	(127,838)	2,545,610	(313,334)	(283,703)
Net change in unrealized appreciation/depreciation	(136,416)	50,891	(645,442)	1,910,413

Net increase/(decrease) in net assets resulting from operations	(244,923)	2,418,826	(1,080,367)	1,145,136

Distributions to Shareholders:
From net investment income
Class A	—	—	—	(14,309)
Class C	—	—	—	(752)
Class I	—	—	—	(403,697)
From net realized gains
Class A	—	(707,785)	—	—
Class C	—	(73,153)	—	—
Class I	—	(131,615)	—	—
Class F	—	(1,466,962)	—	—

Total distributions	—	(2,379,515)	—	(418,758)

Capital Transactions:
Class A
Proceeds from shares issued	4,211,396	2,532,597	3,308	212,281
Dividends reinvested	—	707,786	—	14,309
Value of shares redeemed	(848,875)	(810,204)	(89,783)	(2,525,308)

Class A capital transactions	3,362,521	2,430,179	(86,475)	(2,298,718)

Class C
Proceeds from shares issued	20,000	458,829	—	—
Dividends reinvested	—	58,752	—	752
Value of shares redeemed	(88,470)	(212,005)	(67,367)	(231,549)

Class C capital transactions	(68,470)	305,576	(67,367)	(230,797)

Class I
Proceeds from shares issued	1,003,492	2,495,210	3,830,337	5,671,326
Dividends reinvested	—	131,615	—	313,631
Value of shares redeemed	(1,280,471)	(2,331,552)	(15,247,823)	(27,115,805)

Class I capital transactions	(276,979)	295,273	(11,417,486)	(21,130,848)

Class F
Proceeds from shares issued	3,612,600	2,038,961	—	—
Dividends reinvested	—	1,465,380	—	—
Value of shares redeemed	(642,139)	(2,097,754)	—	—

Class F capital transactions	2,970,461	1,406,587	—	—

Change in Net Assets resulting from capital transactions	5,987,533	4,437,615	(11,571,328)	(23,660,363)

Change in Net Assets	$5,742,610	$4,476,926	$(12,651,695)	$(22,933,985)

See accompanying Notes to Financial Statements.	24

Statements of Changes in Net Assets

	Salient Tactical Plus Fund (continued)		Salient Trend Fund (Consolidated) (continued)
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Net Assets:
Beginning of period	$30,485,112	$26,008,186	$17,910,992	$40,844,977

End of period	$36,227,722	$30,485,112	$5,259,297	$17,910,992

Accumulated net investment loss	$(158,343)	$(177,674)	$(121,591)	$—

Changes in shares outstanding:
Class A
Sold	361,047	219,233	390	25,067
Distributions reinvested	—	62,196	—	1,672
Redeemed	(72,923)	(69,557)	(10,943)	(304,912)

Net increase/(decrease) in shares outstanding	288,124	211,872	(10,553)	(278,173)

Class C
Sold	1,756	40,087	—	—
Distributions reinvested	—	5,303	—	88
Redeemed	(7,638)	(18,837)	(8,380)	(28,416)

Net increase/(decrease) in shares outstanding	(5,882)	26,553	(8,380)	(28,328)

Class I
Sold	83,838	215,929	478,697	669,927
Distributions reinvested	—	11,495	—	36,639
Redeemed	(109,426)	(197,312)	(1,895,460)	(3,269,450)

Net increase/(decrease) in shares outstanding	(25,588)	30,112	(1,416,763)	(2,562,884)

Class F
Sold	300,900	174,512	—	—
Distributions reinvested	—	126,544	—	—
Redeemed	(53,709)	(178,860)	—	—

Net increase in shares outstanding	247,191	122,196	—	—

See accompanying Notes to Financial Statements.	25

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Growth Fund (Consolidated)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$7.12	$6.83	$7.06	$9.09	$9.07	$10.16
Income/(Loss) from Operations:
Net investment loss(b)	(0.06)	(0.12)	(0.15)	(0.13)	(0.14)	(0.14)
Net realized and unrealized gain/(loss) on investments	(0.17)	1.26	1.14	(0.89)	1.38	(0.35)

Total from Investment Operations	(0.23)	1.14	0.99	(1.02)	1.24	(0.49)

Less Distributions:
From investment income	—	(0.02)	(0.20)	—	—	—
From realized gain on investments	—	(0.83)	(1.02)	(1.01)	(1.22)	(0.60)

Total Distributions	—	(0.85)	(1.22)	(1.01)	(1.22)	(0.60)

Net increase/(decrease) in Net Asset Value	(0.23)	0.29	(0.23)	(2.03)	0.02	(1.09)

Net Asset Value, End of Period	$6.89	$7.12	$6.83	$7.06	$9.09	$9.07

Total Return(c)	(3.23)%	16.81%	14.13%	(11.18)%	13.58%	(4.78)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,710	$1,391	$3,465	$5,213	$4,748	$5,409
Ratios to Average Net Assets:
Gross expenses(d)	2.43%	2.01%	1.89%	1.68%	1.64%	1.84%
Net expenses(d)(e)	1.74%	1.67%	1.64%	1.58%	1.60%	1.60%
Net investment loss(d)	(1.69)%	(1.62)%	(1.87)%	(1.46)%	(1.41)%	(1.45)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%	0%

(a) Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	26

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Growth Fund (Consolidated)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$6.77	$6.56	$6.84	$8.91	$8.97	$10.13
Income/(Loss) from Operations:
Net investment loss(b)	(0.08)	(0.16)	(0.20)	(0.19)	(0.21)	(0.22)
Net realized and unrealized gain/(loss) on investments	(0.16)	1.20	1.07	(0.87)	1.37	(0.34)

Total from Investment Operations	(0.24)	1.04	0.87	(1.06)	1.16	(0.56)

Less Distributions:
From investment income	—	—	(0.13)	—	—	—
From realized gain on investments	—	(0.83)	(1.02)	(1.01)	(1.22)	(0.60)

Total Distributions	—	(0.83)	(1.15)	(1.01)	(1.22)	(0.60)

Net increase/(decrease) in Net Asset Value	(0.24)	0.21	(0.28)	(2.07)	(0.06)	(1.16)

Net Asset Value, End of Period	$6.53	$6.77	$6.56	$6.84	$8.91	$8.97

Total Return(c)	(3.55)%	15.91%	12.87%	(11.86)%	12.84%	(5.49)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,336	$1,716	$1,961	$2,349	$2,516	$1,319
Ratios to Average Net Assets:
Gross expenses(d)	3.19%	2.83%	2.67%	2.43%	2.38%	2.59%
Net expenses(d)(e)	2.49%	2.42%	2.39%	2.33%	2.35%	2.35%
Net investment loss(d)	(2.43)%	(2.36)%	(2.58)%	(2.20)%	(2.16)%	(2.20)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%	0%

(a) Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	27

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Growth Fund (Consolidated)

	Class I
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$7.23	$6.92	$7.14	$9.15	$9.09	$10.16
Income/(Loss) from Operations:
Net investment loss(b)	(0.05)	(0.10)	(0.11)	(0.11)	(0.11)	(0.12)
Net realized and unrealized gain/(loss) on investments	(0.18)	1.29	1.12	(0.89)	1.39	(0.35)

Total from Investment Operations	(0.23)	1.19	1.01	(1.00)	1.28	(0.47)

Less Distributions:
From investment income	—	(0.05)	(0.21)	—	—	—
From realized gain on investments	—	(0.83)	(1.02)	(1.01)	(1.22)	(0.60)

Total Distributions	—	(0.88)	(1.23)	(1.01)	(1.22)	(0.60)

Net increase/(decrease) in Net Asset Value	(0.23)	0.31	(0.22)	(2.01)	0.06	(1.07)

Net Asset Value, End of Period	$7.00	$7.23	$6.92	$7.14	$9.15	$9.09

Total Return(c)	(3.18)%	17.18%	14.29%	(10.88)%	13.99%	(4.59)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$10,743	$44,955	$49,975	$48,988	$85,426	$95,156
Ratios to Average Net Assets:
Gross expenses(d)	2.14%	1.82%	1.67%	1.42%	1.38%	1.59%
Net expenses(d)(e)	1.49%	1.42%	1.39%	1.33%	1.35%	1.35%
Net investment loss(d)	(1.42)%	(1.36)%	(1.32)%	(1.20)%	(1.16)%	(1.20)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%	0%

(a) Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	28

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class A
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Year Ended December 31, 2013(b)
Net Asset Value, Beginning of Period	$8.18	$9.31	$7.08	$13.31	$12.77		$10.02
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.03	0.04	0.08	0.11	0.05		(0.05)
Net realized and unrealized gain/(loss) on investments	(0.28)	(0.69)	2.71	(5.76)	1.03		3.29

Total from Investment Operations	(0.25)	(0.65)	2.79	(5.65)	1.08		3.24

Less Distributions:
From investment income	(0.21)	(0.04)	(0.19)	(0.17)	(0.10)		(0.16)
From return of capital	—	(0.44)	(0.37)	(0.41)	(0.44)		(0.33)

Total Distributions	(0.21)	(0.48)	(0.56)	(0.58)	(0.54)		(0.49)

Net increase/(decrease) in Net Asset Value	(0.46)	(1.13)	2.23	(6.23)	0.54		2.75

Net Asset Value, End of Period	$7.72	$8.18	$9.31	$7.08	$13.31		$12.77

Total Return(d)	(3.01)%	(6.92)%	41.90%	(44.10)%	8.35%		33.14%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$135,696	$157,413	$210,688	$127,069	$177,820		$147,626
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(e)	1.43%	1.38%	1.51%	1.28%	1.59	%(f)	2.65%
Net expenses (including tax expense/benefit)(e)	1.43%	1.38%	1.51%	1.28%	1.65%		2.49	%(g)
Net expenses (excluding tax expense/benefit)(e)	1.47%	1.43%	1.44%	1.45%	1.48%		1.60	%(g)
Net investment income/(loss)(e)	0.81%	0.49%	0.98%	1.02%	0.36%		(0.41)%
Portfolio Turnover Rate(h)	24%	32%	23%	39%	19%		64%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Presented on a consolidated basis.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(e) Annualized for periods less than one year.

(f) The gross operating expenses are the expenses before reimbursement to Salient MLP & Energy Infrastructure Fund or recoupment by the Advisor.

(g) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(h) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	29

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class C
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017		Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Period ended December 31, 2013(b)(c)
Net Asset Value, Beginning of Period	$8.13	$9.26		$7.04	$13.23	$12.72		$10.40
Income/(Loss) from Operations:
Net investment income/(loss)(d)	0.00 (e)	(0.03	)(f)	0.02	0.03	(0.05)		(0.13)
Net realized and unrealized gain/(loss) on investments	(0.27)	(0.68)		2.69	(5.73)	1.02		2.90

Total from Investment Operations	(0.27)	(0.71)		2.71	(5.70)	0.97		2.77

Less Distributions:
From investment income	(0.19)	(0.04)		(0.16)	(0.08)	(0.08)		(0.16)
From return of capital	—	(0.38)		(0.33)	(0.41)	(0.38)		(0.29)

Total Distributions	(0.19)	(0.42)		(0.49)	(0.49)	(0.46)		(0.45)

Net increase/(decrease) in Net Asset Value	(0.46)	(1.13)		2.22	(6.19)	0.51		2.32

Net Asset Value, End of Period	$7.67	$8.13		$9.26	$7.04	$13.23		$12.72

Total Return(g)	(3.33)%	(7.68)%		40.66%	(44.50)%	7.53%		27.13%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$63,203	$74,862		$99,130	$78,112	$147,885		$37,527
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(h)	2.18%	2.17%		2.30%	2.06%	2.34	%(i)	3.40%
Net expenses (including tax expense/benefit)(h)	2.18%	2.17%		2.30%	2.06%	2.40%		3.24	%(j)
Net expenses (excluding tax expense/benefit)(h)	2.22%	2.22%		2.23%	2.20%	2.23%		2.35	%(j)
Net investment income/(loss)(h)	0.02%	(0.33)%		0.22%	0.29%	(0.39)%		(1.16)%
Portfolio Turnover Rate(k)	24%	32%		23%	39%	19%		64%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Presented on a consolidated basis.

(c) Commenced operations on January 8, 2013.

(d) Calculated based on average shares outstanding.

(e) Represents less than $0.005 or $(0.005).

(f) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(h) Annualized for periods less than one year.

(i) The gross operating expenses are the expenses before reimbursement to Salient MLP & Energy Infrastructure Fund or recoupment by the Advisor.

(j) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(k) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	30

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class I
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Year Ended December 31, 2013(b)
Net Asset Value, Beginning of Period	$8.15	$9.28	$7.07	$13.29	$12.76		$10.02
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.04	0.06	0.08	0.15	0.09		(0.02)
Net realized and unrealized gain/(loss) on investments	(0.27)	(0.69)	2.72	(5.76)	1.02		3.29

Total from Investment Operations	(0.23)	(0.63)	2.80	(5.61)	1.11		3.27

Less Distributions:
From investment income	(0.22)	(0.04)	(0.20)	(0.20)	(0.11)		(0.18)
From return of capital	—	(0.46)	(0.39)	(0.41)	(0.47)		(0.35)

Total Distributions	(0.22)	(0.50)	(0.59)	(0.61)	(0.58)		(0.53)

Net increase/(decrease) in Net Asset Value	(0.45)	(1.13)	2.21	(6.22)	0.53		2.74

Net Asset Value, End of Period	$7.70	$8.15	$9.28	$7.07	$13.29		$12.76

Total Return(d)	(2.80)%	(6.77)%	42.08%	(43.95)%	8.56%		33.46%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,042,281	$1,069,037	$1,218,042	$688,832	$1,149,509		$323,880
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(e)	1.20%	1.17%	1.33%	1.04%	1.34	%(f)	2.40%
Net expenses (including tax expense/benefit)(e)	1.20%	1.17%	1.33%	1.04%	1.40%		2.24	%(g)
Net expenses (excluding tax expense/benefit)(e)	1.24%	1.22%	1.26%	1.20%	1.23%		1.35	%(g)
Net investment income/(loss)(e)	0.97%	0.65%	1.03%	1.31%	0.61%		(0.16)%
Portfolio Turnover Rate(h)	24%	32%	23%	39%	19%		64%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Presented on a consolidated basis.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) The gross operating expenses are the expenses before reimbursement to Salient MLP & Energy Infrastructure Fund or recoupment by the Advisor.

(g) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(h) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	31

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class R6
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Period ended December 31, 2016(a)(b)
Net Asset Value, Beginning of Period	$8.15	$9.28	$7.12
Income/(Loss) from Operations:
Net investment income(c)	0.06	0.10	0.01
Net realized and unrealized gain/(loss) on investments	(0.29)	(0.73)	2.74

Total from Investment Operations	(0.23)	(0.63)	2.75

Less Distributions:
From investment income	(0.22)	(0.04)	(0.20)
From return of capital	—	(0.46)	(0.39)

Total Distributions	(0.22)	(0.50)	(0.59)

Net increase/(decrease) in Net Asset Value	(0.45)	(1.13)	2.16

Net Asset Value, End of Period	$7.70	$8.15	$9.28

Total Return(d)	(2.77)%	(6.70)%	41.16%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$25,669	$11,290	$2,249
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(e)	1.11%	1.10%	1.20%
Net expenses (including tax expense/benefit)(e)	1.11%	1.10%	1.20%
Net expenses (excluding tax expense/benefit)(e)	1.15%	1.15%	1.13%
Net investment income(e)	1.55%	1.19%	0.11%
Portfolio Turnover Rate(f)	24%	32%	23%

(a) Commenced operations on January 4, 2016.

(b) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	32

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period ended December 31, 2014(b)
Net Asset Value, Beginning of Period	$11.40		$11.45	$11.30	$11.86	$12.29
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.01	)(d)	(0.11)	(0.18)	(0.22)	0.04
Net realized and unrealized gain/(loss) on investments	(0.02)		1.06	0.81	(0.09)	(0.29)

Total from Investment Operations	(0.03)		0.95	0.63	(0.31)	(0.25)

Less Distributions:
From realized gain on investments	—		(1.00)	(0.48)	(0.25)	(0.18)

Total Distributions	—		(1.00)	(0.48)	(0.25)	(0.18)

Net increase/(decrease) in Net Asset Value	(0.03)		(0.05)	0.15	(0.56)	(0.43)

Net Asset Value, End of Period	$11.37		$11.40	$11.45	$11.30	$11.86

Total Return(e)	(0.26)%		8.31%	5.58%	(2.59)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$12,107		$8,858	$6,471	$3,489	$3
Ratios to Average Net Assets:
Gross expenses(f)	2.63%		2.91%	3.12%	4.04%	519.72%
Net expenses(f)(g)	1.65	%(h)	2.05%	2.05%	2.05%	2.05%
Net investment income/(loss)(f)	(0.22)%		(0.96)%	(1.65)%	(1.93)%	6.90%
Portfolio Turnover Rate(i)	2,429%		3,584%	4,668%	146%	0%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 14, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c) Calculated based on average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(f) Annualized for periods less than one year.

(g) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(h) Effective February 1, 2018, the annual expense limitation rate changed from 2.05% to 1.65%.

(i) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	33

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period ended December 31, 2014(b)
Net Asset Value, Beginning of Period	$11.10		$11.26	$11.21	$11.86	$12.29
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.06	)(d)	(0.19)	(0.26)	(0.30)	0.03
Net realized and unrealized gain/(loss) on investments	(0.02)		1.03	0.79	(0.10)	(0.28)

Total from Investment Operations	(0.08)		0.84	0.53	(0.40)	(0.25)

Less Distributions:
From realized gain on investments	—		(1.00)	(0.48)	(0.25)	(0.18)

Total Distributions	—		(1.00)	(0.48)	(0.25)	(0.18)

Net increase/(decrease) in Net Asset Value	(0.08)		(0.16)	0.05	(0.65)	(0.43)

Net Asset Value, End of Period	$11.02		$11.10	$11.26	$11.21	$11.86

Total Return(e)	(0.72)%		7.47%	4.73%	(3.35)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$798		$868	$582	$50	$3
Ratios to Average Net Assets:
Gross expenses(f)	6.24%		7.10%	22.24%	97.09%	454.38%
Net expenses(f)(g)	2.40	%(h)	2.80%	2.80%	2.80%	2.80%
Net investment income/(loss)(f)	(0.99)%		(1.68)%	(2.40)%	(2.69)%	6.03%
Portfolio Turnover Rate(i)	2,429%		3,584%	4,668%	146%	0%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 14, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c) Calculated based on average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(f) Annualized for periods less than one year.

(g) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(h) Effective February 1, 2018, the annual expense limitation rate changed from 2.80% to 2.40%.

(i) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	34

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period ended December 31, 2014(b)
Net Asset Value, Beginning of Period	$11.47		$11.49	$11.32	$11.86	$12.29
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.00	(d)	(0.09)	(0.16)	(0.19)	0.04
Net realized and unrealized gain/(loss) on investments	(0.02)		1.07	0.81	(0.10)	(0.29)

Total from Investment Operations	(0.02)		0.98	0.65	(0.29)	(0.25)

Less Distributions:
From realized gain on investments	—		(1.00)	(0.48)	(0.25)	(0.18)

Total Distributions	—		(1.00)	(0.48)	(0.25)	(0.18)

Net increase/(decrease) in Net Asset Value	(0.02)		(0.02)	0.17	(0.54)	(0.43)

Net Asset Value, End of Period	$11.45		$11.47	$11.49	$11.32	$11.86

Total Return(e)	(0.17)%		8.54%	5.74%	(2.42)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,951		$2,248	$1,905	$539	$503
Ratios to Average Net Assets:
Gross expenses(f)	3.38%		3.61%	5.70%	7.03%	819.13%
Net expenses(f)(g)	1.40	%(h)	1.80%	1.80%	1.80%	1.80%
Net investment income/(loss)(f)	0.02%		(0.78)%	(1.40)%	(1.71)%	7.03%
Portfolio Turnover Rate(i)	2,429%		3,584%	4,668%	146%	0%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 14, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c) Calculated based on average shares outstanding.

(d) Represents less than $0.005 or $(0.005).

(e) Not annualized for periods less than one year.

(f) Annualized for periods less than one year.

(g) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(h) Effective February 1, 2018, the annual expense limitation rate changed from 1.80% to 1.40%.

(i) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	35

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class F
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)(c)	Year Ended November 30, 2014(c)	Period Ended November 30, 2013(c)(d)
Net Asset Value, Beginning of Period	$11.60		$11.57	$11.37	$11.86	$12.29	$11.66	3$	10.00
Income/(Loss) from Operations:
Net investment income/(loss)(e)	0.02		(0.05)	(0.12)	(0.16)	0.04	(0.06)		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.02)		1.08	0.80	(0.08)	(0.29)	1.03		1.67

Total from Investment Operations	0.00		1.03	0.68	(0.24)	(0.25)	0.97		1.66

Less Distributions:
From realized gain on investments	—		(1.00)	(0.48)	(0.25)	(0.18)	(0.34)		—

Total Distributions	—		(1.00)	(0.48)	(0.25)	(0.18)	(0.34)		—

Net increase/(decrease) in Net Asset Value	0.00		0.03	0.20	(0.49)	(0.43)	0.63		1.66

Net Asset Value, End of Period	$11.60		$11.60	$11.57	$11.37	$11.86	$12.29		$11.66

Total Return(f)	0.00%		8.91%	5.98%	(2.00)%	(2.06)%	8.53%		16.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$21,372		$18,511	$17,050	$16,495	$30,743	$17,779		$9,789
Ratios to Average Net Assets:
Gross expenses(g)	2.27%		2.46%	2.62%	2.68%	4.18%	3.09%		29.89%
Net expenses(g)(h)	1.09	%(i)	1.49%	1.49%	1.49%	1.53%	1.49%		1.49%
Net investment income/(loss)(g)	0.34%		(0.42)%	(1.09)%	(1.40)%	3.56%	(0.54)%		(0.74)%
Portfolio Turnover Rate(j)	2,429%		3,584%	4,668%	146%	0%	153%		1,814%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 14, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c) The Institutional Class was part of the predecessor Broadmark Tactical Plus Fund and was reorganized into Class F on December 15, 2014.

(d) Commenced operations on December 31, 2012.

(e) Calculated based on average shares outstanding.

(f) Not annualized for periods less than one year.

(g) Annualized for periods less than one year.

(h) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(i) Effective February 1, 2018, the annual expense limitation rate changed from 1.49% to 1.09%.

(j) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	36

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Trend Fund (Consolidated)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$8.51	$8.20	$11.25	$11.90	$11.04	$10.64
Income/(Loss) from Operations:
Net investment loss(b)	(0.08)	(0.14)	(0.17)	(0.20)	(0.16)	(0.17)
Net realized and unrealized gain/(loss) on investments	(0.57)	0.62	(2.30)	0.14	1.69	1.71

Total from Investment Operations	(0.65)	0.48	(2.47)	(0.06)	1.53	1.54

Less Distributions:
From investment income	—	(0.17)	(0.58)	(0.08)	—	(0.34)
From realized gain on investments	—	—	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.17)	(0.58)	(0.59)	(0.67)	(1.14)

Net increase/(decrease) in Net Asset Value	(0.65)	0.31	(3.05)	(0.65)	0.86	0.40

Net Asset Value, End of Period	$7.86	$8.51	$8.20	$11.25	$11.90	$11.04

Total Return(c)	(7.75)%	5.93%	(21.94)%	(0.52)%	13.92%	14.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$602	$741	$2,996	$3,700	$4,934	$2,849
Ratios to Average Net Assets:
Gross expenses(d)	3.61%	2.34%	1.94%	2.09%	1.99%	1.98%
Net expenses(d)(e)	1.98%	1.74%	1.69%	1.80%	1.73%	1.62%
Net investment loss(d)	(1.90)%	(1.65)%	(1.67)%	(1.70)%	(1.58)%	(1.52)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%	0%

(a) Commenced operations on March 28, 2013.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	37

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Trend Fund (Consolidated)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$8.46	$8.11	$11.05	$11.74	$10.98	$10.64
Income/(Loss) from Operations:
Net investment loss(b)	(0.11)	(0.20)	(0.25)	(0.28)	(0.23)	(0.23)
Net realized and unrealized gain/(loss) on investments	(0.57)	0.60	(2.23)	0.14	1.66	1.69

Total from Investment Operations	(0.68)	0.40	(2.48)	(0.14)	1.43	1.46

Less Distributions:
From investment income	—	(0.05)	(0.46)	(0.04)	—	(0.32)
From realized gain on investments	—	—	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.05)	(0.46)	(0.55)	(0.67)	(1.12)

Net increase/(decrease) in Net Asset Value	(0.68)	0.35	(2.94)	(0.69)	0.76	0.34

Net Asset Value, End of Period	$7.78	$8.46	$8.11	$11.05	$11.74	$10.98

Total Return(c)	(7.92)%	4.93%	(22.43)%	(1.21)%	13.08%	13.96%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$50	$125	$350	$800	$29	$116
Ratios to Average Net Assets:
Gross expenses(d)	4.28%	3.14%	2.68%	2.86%	2.75%	2.73%
Net expenses(d)(e)	2.73%	2.49%	2.44%	2.55%	2.48%	2.37%
Net investment loss(d)	(2.64)%	(2.40)%	(2.42)%	(2.47)%	(2.34)%	(2.27)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%	0%

(a) Commenced operations on March 28, 2013.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	38

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Trend Fund (Consolidated)

	Class I
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$8.52	$8.22	$11.26	$11.91	$11.02	$10.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.07)	(0.12)	(0.15)	(0.17)	(0.13)	(0.14)
Net realized and unrealized gain/(loss) on investments	(0.57)	0.62	(2.28)	0.14	1.69	2.34

Total from Investment Operations	(0.64)	0.50	(2.43)	(0.03)	1.56	2.20

Less Distributions:
From investment income	—	(0.20)	(0.61)	(0.11)	—	(0.38)
From realized gain on investments	—	—	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.20)	(0.61)	(0.62)	(0.67)	(1.18)

Net increase/(decrease) in Net Asset Value	(0.64)	0.30	(3.04)	(0.65)	0.89	1.02

Net Asset Value, End of Period	$7.88	$8.52	$8.22	$11.26	$11.91	$11.02

Total Return(c)	(7.51)%	6.02%	(21.58)%	(0.33)%	14.21%	22.24%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$4,608	$17,045	$37,499	$55,306	$38,290	$72,325
Ratios to Average Net Assets:
Gross expenses(d)	3.27%	2.13%	1.69%	1.84%	1.74%	1.73%
Net expenses(d)(e)	1.73%	1.49%	1.44%	1.55%	1.48%	1.37%
Net investment loss(d)	(1.64)%	(1.40)%	(1.41)%	(1.46)%	(1.33)%	(1.27)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%	0%

(a) Commenced operations on January 2, 2013.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	39

Notes to Financial Statements (Unaudited)

June 30, 2018

1. ORGANIZATION

Salient MF Trust (the “Trust”) was organized on November 15, 2011 as a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2018, the Trust is comprised of four funds. The accompanying financial statements are presented for the following funds (individually a “Fund” and collectively the “Funds”):

Fund	Short Name	Commencement of Operations
Salient Adaptive Growth Fund	Adaptive Growth Fund	July 9, 2012
Salient MLP & Energy Infrastructure Fund	MLP Energy Fund	September 19, 2012
Salient Tactical Plus Fund	Tactical Plus Fund	December 15, 2014
Salient Trend Fund	Trend Fund	January 2, 2013

Adaptive Growth Fund, MLP Energy Fund, and Trend Fund, are each classified as non-diversified under the 1940 Act. Tactical Plus Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest (“Shares”) with no par value. The Funds offer Class A, Class C, and Class I shares. Additionally, MLP Energy Fund offers R6 shares and Tactical Plus Fund offers Class F Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses, sales charges, distribution, and exclusive rights to vote on matters affecting only individual classes. Class A Shares have a maximum sales charge of 5.50% as a percentage of the offering price on investments of less than $1 million (no sales charge for investments of $1 million or more). Class A Shares and Class C Shares are subject to a maximum contingent deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares are offered without any front-end sales charge. No sales charges are assessed with respect to Class I Shares, Class F shares and Class R6 Shares of the Funds.

Adaptive Growth Fund’s investment objective is to seek long term capital appreciation by constructing a portfolio that invests primarily in futures contracts and other financially-linked derivatives, as well as individual securities, exchange-traded funds (“ETFs”) and exchange traded notes (“ETNs”) in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. MLP Energy Fund’s investment objective is to maximize total return (capital appreciation and income) by investing primarily in securities of Master Limited Partnerships (“MLPs”) and Energy Infrastructure Companies. Tactical Plus Fund’s investment objective is to produce, in any market environment, above-average risk adjusted returns and less downside volatility than the S&P 500 Index by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. Trend Fund’s investment objective is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures by constructing a portfolio that invests both long and short primarily in futures contracts, equities, debt instruments, ETFs, ETNs and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The board of trustees of the Trust (each member thereof a “Trustee” and, collectively, the “Board of Trustees” or the “Board”) is authorized to engage an investment advisor, and pursuant to the investment management agreements for each of the Funds (each, an “Investment Management Agreement” and collectively, the “Investment Management Agreements”), it has selected Salient Advisors, LP (“Salient Advisor”) for Adaptive Growth Fund, Trend Fund, and Tactical Plus Fund and Salient Capital Advisors, LLC (“SCA”) for MLP Energy Fund to manage each Fund’s portfolio and operations. Salient Advisor is a Texas limited partnership that is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. SCA is a Texas limited liability company that is registered as an investment adviser under the Advisers Act and the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. Under the Investment Management Agreements, Salient Advisor and SCA are responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Funds’ investment programs subject to the ultimate supervision of the Board. Broadmark Asset Management LLC (the “Sub-Advisor”) serves as the subadvisor to Tactical Plus Fund.

Salient Adaptive Growth Offshore Fund, Ltd. (the “Adaptive Growth Subsidiary”), is a company limited by shares organized under the laws of the Cayman Islands. Adaptive Growth Subsidiary is wholly-owned by Adaptive Growth Fund, and is therefore consolidated in Adaptive Growth Fund’s consolidated financial statements. Adaptive Growth Subsidiary was formed on July 13, 2012, and has been consolidated since its formation. Adaptive Growth Fund invests in Adaptive Growth Subsidiary in order to gain additional exposure to certain derivatives trading within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Adaptive Growth Fund” includes both Adaptive Growth

40

Notes to Financial Statements (Unaudited)

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Fund and Adaptive Growth Subsidiary. As of June 30, 2018, net assets of Adaptive Growth Fund are $13,789,438 of which $1,367,989 or 9.9% represented the Fund’s ownership of all issued shares and voting rights of Adaptive Growth Subsidiary.

MLP Energy Fund may have invested up to 25% of its total assets in Salient MLP & Energy Infrastructure Fund II, Inc. (the “MLP Subsidiary”). MLP Subsidiary, which was wholly-owned by MLP Energy Fund, and therefore consolidated in MLP Energy Fund’s consolidated financial statements, was organized under the laws of the state of Delaware and for federal income tax purposes as a Subchapter “C” corporation. MLP Subsidiary was formed on September 19, 2012, and had been consolidated since its formation until its liquidation in September 2014. MLP Energy Fund invested in MLP Subsidiary in order to gain additional exposure to equity or debt securities of various master limited partnerships. Where the context requires, the “MLP Energy Fund” includes both MLP Energy Fund and MLP Subsidiary. In July 2014, SCA made the decision to liquidate MLP Subsidiary and simultaneously transfer the investments held to MLP Energy Fund. The orderly liquidation was completed on September 2, 2014. As such, MLP Energy Fund is presented on an individual fund basis. See note 10 for additional tax disclosures related to the transfer of investments held by MLP Subsidiary to MLP Energy Fund.

Tactical Plus Fund is not invested in a wholly-owned subsidiary and is presented on an individual fund basis.

Salient Trend Offshore Fund, Ltd. (the “Trend Subsidiary”), is a company limited by shares organized under the laws of the Cayman Islands. Trend Subsidiary is wholly-owned by Trend Fund, and is therefore consolidated in Trend Fund’s consolidated financial statements. Trend Subsidiary was formed on August 16, 2012, and has been consolidated since its formation. Trend Fund invests in Trend Subsidiary in order to gain additional exposure to certain derivatives trading within the limitations of the federal tax law requirements applicable to RICs. Where the context requires, the “Trend Fund” includes both Trend Fund and Trend Subsidiary. As of June 30, 2018, net assets of Trend Fund are $5,259,297 of which $2,515,718 or 47.8% represented the Fund’s ownership of all issued shares and voting rights of Trend Subsidiary.

For convenience, reference to the financial statements shall include those consolidated and on an individual fund basis, as the context requires.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant. The accompanying financial statements reflect the financial positions of Adaptive Growth Fund and Adaptive Growth Subsidiary, Trend Fund and Trend Subsidiary and the results of their operations, each on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation. MLP Energy Fund and Tactical Plus Fund are presented on an individual fund basis. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) PORTFOLIO VALUATION

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The Board has authorized Salient Advisor and SCA to each establish a valuation committee (the “Advisor Valuation Committee”), which includes representatives from each Fund’s investment advisor. The Advisor Valuation Committee’s function, subject to the oversight of the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Advisor Valuation Committee by Salient Advisor, SCA, or ALPS Fund Services, Inc., the Funds’ independent administrator (the “Administrator”).

To the extent that the price of a security cannot be determined applying the methods described below, the Advisor Valuation Committee in conjunction with the Administrator will determine the price of the security pursuant to the fair value procedures approved by the Board.

Investments held by the Funds are valued as follows:

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Funds value these securities at their last sales price on the exchange or over-the-counter market or a market’s official closing price on the valuation date. If the security is listed on more than one exchange, the Funds use the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the

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Notes to Financial Statements (Unaudited)

June 30, 2018

security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. If no bid or ask prices are quoted before closing, the security will be valued using the last available sale price, or a price will be determined pursuant to the fair value procedures approved by the Board. As of the close of regular trading on the New York Stock Exchange (the “NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the valuation date, or if there is no sale on the valuation date, at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, the security will be valued using the last available sale price, or a price will be determined pursuant to the fair value procedures approved by the Board. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Advisor Valuation Committee determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what the Advisor Valuation Committee believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

PUBLICLY-TRADED EQUITY SECURITIES ACQUIRED IN A DIRECT PLACEMENT TRANSACTION—Such securities may be subject to restrictions on resale that can affect the security’s liquidity and fair value. Such securities that are convertible or otherwise will become freely tradable will be valued based on the market value of the freely tradable security less an applicable restriction discount. Generally, the discount will initially be equal to the discount at which the Fund purchased the securities and thereafter will be periodically reassessed and likely reduced over the anticipated restricted period.

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded. If no such price is reported by such exchange on the valuation date, the Advisor Valuation Committee will determine the fair value in good faith using information that is available at such time.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, which is calculated using the current day’s spot rate, and the 30 to 720 day forward rates converted to U.S. dollars at the exchange rate of such currencies on the valuation date. Such valuations are provided by a pricing service approved by the Board.

Options that are listed on a securities exchange are generally valued on the valuation date at the mean of the closing bid and ask price of the posted market on the exchange on which they are listed. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

Options traded on an over-the-counter market are generally valued using the mean of the closing bid and ask prices provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Advisor Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time.

Swaptions are traded on an over-the-counter market, and are generally valued using quotations from an approved independent pricing service. If no such quotation is available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swaption) and an attempt is made to obtain at least one other broker quote on the valuation date. If there is a significant discrepancy between the counterparty and the other available broker quote, the Advisor will attempt to obtain third party pricing service information if available. If no such price is available on the valuation date, the Advisor Valuation Committee in conjunction with the Administrator will determine the fair value of such swaptions in good faith using information that is available at such time.

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June 30, 2018

Non exchange-traded derivatives, such as equity swap agreements, are valued based on procedures approved by the Board. Swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange are determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. Securities for which independent pricing services are not available are valued pursuant to the valuation procedures approved by the Board.

OTHER—Investments in open-end RICs that do not trade on an exchange are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Advisor Valuation Committee, in consultation with the Administrator or the advisor, will determine, in good faith, the fair value of the RIC or other security. Investments in private placement securities and other securities for which market quotations are not readily available will be valued in good faith by using fair value procedures approved by the Board. Such fair value procedures may consider among other factors discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating, and an analysis of the issuer’s financial statements and reports. If events occur that affect the value of the Funds’ securities before the net asset value has been calculated, the securities so affected will generally be priced using fair value procedures.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, security transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains and losses on sales of securities are reported using the specific identification cost basis. Interest income, adjusted for accretion of discounts and amortization of premiums, is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions received from a Fund’s investments in MLPs generally are composed of ordinary income, capital gains and return of capital from the MLP.

(d) FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

(e) MASTER LIMITED PARTNERSHIPS

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. MLP Energy Fund invests in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests,

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Notes to Financial Statements (Unaudited)

June 30, 2018

provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. MLP Energy Fund’s investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) RESTRICTED AND ILLIQUID SECURITIES

MLP Energy Fund may invest up to 15% of its total assets in unregistered or otherwise restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within a reasonable amount of time in the ordinary course of business. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by SCA based on procedures approved by the Board. Therefore, not all restricted securities are considered illiquid.

As of June 30, 2018, MLP Energy Fund did not hold restricted securities.

(g) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 9 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. No Funds held securities sold short as of June 30, 2018.

(h) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds may invest in derivatives in order to meet their investment objectives. The risk in using derivatives varies depending upon the structure of the instruments. All open derivative positions at period-end are presented in the Funds’ Schedules of Investments. The following is a description of the derivative instruments the Funds utilize, including the primary underlying risk exposures related to each instrument type.

Forward Foreign Currency Exchange Contracts: Adaptive Growth Fund enters into forward foreign currency exchange contracts in connection with its investment objective in order to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

Futures: Adaptive Growth Fund, Tactical Plus Fund, and Trend Fund invest in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation

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Notes to Financial Statements (Unaudited)

June 30, 2018

(depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) on futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

Options Writing/Purchasing: MLP Energy Fund writes equity call options with the purpose of generating realized gains from premiums as a means to enhance distributions to the Fund’s common shareholders. Tactical Plus Fund may purchase and write put and call options on broad-based stock indices and on individual securities as part of its investment strategy and for hedging purposes. Adaptive Growth Fund may purchase and write options, including swaptions, as part of its investment strategy.

A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. A put option gives the holder of such put option the right to sell the underlying security to the writer of such put option at a specified price at any time during the term of the option. When purchasing options, the Funds pay a premium which is recorded as the cost basis of the option and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When Funds write an option, an amount equal to the net premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine the realized gains or losses. As the writer of a covered call option, during the option’s life, the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but the Fund retains the risk of loss should the price of the underlying security decline.

A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index.

Swap Agreements: As of June 30, 2018, Adaptive Growth Fund invested in swap agreements in accordance with its investment objectives to gain exposure to a variety of nontraditional risk premiums. The Trend Fund invested in such swap agreements during the period ended June 30, 2018, and did not hold swap agreements as of June 30, 2018.

A Fund may enter into equity, interest rate, index, currency rate, and other types of swap agreements in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

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Notes to Financial Statements (Unaudited)

June 30, 2018

The following is a summary of the fair value of derivative instruments held directly by the Funds as of June 30, 2018, and where such derivatives are recorded:

	Assets		Liabilities
Fund	Investments at value*	Variation margin on futures contracts^	Unrealized loss on swap agreements	Variation margin on futures contracts^	Written options, at value
Commodity Risk Exposure:
Adaptive Growth Fund	$—	$72,312	$—	$275,091	$—
Equity Risk Exposure:
Adaptive Growth Fund	—	58,921	3,413	59,575	—
MLP Energy Fund	—	—	—	—	777,200
Tactical Plus Fund	118,468	—	—	9,240	—
Trend Fund	—	6,852	—	25,680	—
Interest Rate Risk Exposure:
Adaptive Growth Fund	—	47,409	—	—	—
Trend Fund	—	4,200	—	—	—

* Includes purchased options contracts.

^ Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedules of Investments. Only the current day’s net variation margin is reported in the Statements of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2018:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations
Fund	Net realized gain/(loss) on investments and foreign currency translations*	Net realized gain on forward foreign currency exchange contracts	Net realized gain/(loss) on written options	Net realized loss on futures contracts	Net realized gain/(loss) on swap agreements
Credit Risk Exposure:
Adaptive Growth Fund	$190,866	$—	$—	$—	$—
Commodity Risk Exposure:
Adaptive Growth Fund	—	—	—	695,561	—
Trend Fund	—	—	—	581,140	—
Equity Risk Exposure:
Adaptive Growth Fund	—	—	—	(183,764)	(347,625)
MLP Energy Fund	—	—	1,721,155	—	—
Tactical Plus Fund	441,357	—	(259,946)	(487,741)	—
Trend Fund	—	—	—	(606,314)	26,974
Foreign Exchange Rate Risk Exposure:
Adaptive Growth Fund	—	52,980	—	—	—
Interest Rate Risk Exposure:
Adaptive Growth Fund	—	—	—	(974,359)	—
Tactical Plus Fund	—	—	—	10,437	—
Trend Fund	—	—	—	(393,078)	—

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Notes to Financial Statements (Unaudited)

June 30, 2018

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
Fund	Change in unrealized appreciation/ depreciation on investments*	Change in unrealized appreciation/ depreciation on forward foreign currency exchange contracts	Change in unrealized appreciation/ depreciation on written options	Change in unrealized appreciation/ depreciation on futures contracts	Change in unrealized appreciation/ depreciation on swap agreements
Commodity Risk Exposure:
Adaptive Growth Fund	$—	$—	$—	$(939,276)	$—
Trend Fund	—	—	—	(678,149)	—
Credit Risk Exposure:
Adaptive Growth Fund	(532,957)	—	—	—	—
Equity Risk Exposure:
Adaptive Growth Fund	—	—	—	169,042	(248,574)
MLP Energy Fund	—	—	(134,386)	—	—
Tactical Plus Fund	(171,893)	—	—	42,002	—
Trend Fund	—	—	—	122,685	(23,333)
Foreign Exchange Rate Risk Exposure:
Adaptive Growth Fund	—	83,840	—	—	—
Interest Rate Risk Exposure:
Adaptive Growth Fund	—	—	—	233,190	—
Trend Fund	—	—	—	56,938	—

* Includes purchased options contracts and swaptions.

As described above, the Funds utilized derivative instruments to achieve their investment objectives during the period ended June 30, 2018. The Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreements with their derivative contract counterparties whereby the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the current ISDA Master Agreements in place, the

Funds are subject to master netting agreements (“MNA”) that allow for amounts owed between each Fund and the counterparty to its transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNA do not apply to amounts owed to or from different counterparties. Under the current ISDA Master Agreements in place with Goldman Sachs, MNA apply only to amounts owed in the same currency and in respect of the same transaction.

The following table provides additional disclosures regarding the derivative liabilities net of amounts available for offset under a MNA and net of collateral pledged as of June 30, 2018:

Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts of Liabilities^	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Adaptive Growth Fund
Swap Agreements	$3,413	$—	$3,413	$3,413	$—	$—

Total Swap Agreements	$3,413	$—	$3,413	$3,413	$—	$—

^ Amounts for swap agreements are reflected in the Statements of Assets and Liabilities as unrealized loss on Swap Agreements.

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The following is a summary of the average monthly notional value of futures contracts, options, swap agreements and forward foreign currency exchange contacts purchased and sold by the Funds for the period ended June 30, 2018, as well as the respective notional amount outstanding as of June 30, 2018:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2018
Adaptive Growth Fund
Futures contracts purchased	$80,907,264	$21,035,514
Futures contracts sold	319,710	428,172
Swaptions	66,345,674	—
Equity swap agreements—long	1,203,676	302,030
Total return swap agreements	1,689,135	—
Forward foreign currency exchange contracts	4,487,771	—
MLP Energy Fund
Written call options	$42,717,537	$24,101,581
Tactical Plus Fund
Futures contracts purchased	$23,916,944	$13,744,080
Futures contracts sold	3,700,906	—
Purchased call options	48,581,195	212,339,640
Purchased put options	8,239,013	—
Trend Fund
Futures contracts purchased	$57,217,838	$4,414,892
Futures contracts sold	30,645,795	1,848,721
Equity swap agreements—long	567,790	—

(i) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(j) CFTC REGULATION

The CFTC adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable

CFTC regulations as long as such investment companies meet the applicable SEC requirements.

With respect to MLP Energy Fund, SCA has claimed an exemption from the definition of the term “commodity pool operator” under CFTC Regulation 4.5 of the Commodity Exchange Act (“CEA”). As such, MLP Energy Fund is not currently subject to registration or regulation as commodity pools under the CEA.

With respect to Adaptive Growth Fund and Trend Fund, Salient Advisor has not renewed, or with respect to Tactical Plus Fund, made an initial filing under CFTC Regulation 4.5 of the CEA. Salient Advisor meets the definition of a commodity pool operator with respect to these Funds, and each will be subject to regulation by the CFTC as commodity pools.

(k) DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid at least annually. Distributions from net realized capital gains, if any, are normally distributed annually and may include short-term capital gains. All net short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend

48

Notes to Financial Statements (Unaudited)

June 30, 2018

date. The Funds may also pay, at the end of the calendar year, a special distribution to comply with requirements under the Code.

For MLP Energy Fund, the character of distributions made during the year from net investment income or net capital gains may differ from its ultimate characterization for federal income tax purposes.

The amount of distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain investments, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as return of capital.

(l) RETURN OF CAPITAL ESTIMATES

Distributions received from MLP Energy Fund’s investments in MLPs generally are comprised of income, capital gains and return of capital. MLP Energy Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

For the period ended June 30, 2018, MLP Energy Fund estimated that approximately 100% of the MLP distributions received would be treated as a return of capital. MLP Energy Fund recorded as return of capital the amount of $22,911,669 of dividends and distributions received from its investments. Net realized loss was decreased by $27,074,383 and change in net unrealized appreciation/depreciation was decreased by $4,162,714 the accompanying Statements of Operations, attributable to the recording of such distributions as a reduction in the cost basis of investments.

(m) FEDERAL AND OTHER TAXES

The Funds intend to continue to comply with the requirements of the Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

For the tax years ended 2014 through 2017, and for all major jurisdictions, management of the Funds has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Funds upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than- not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period. For the period ended June 30, 2018, the Funds did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements.

Adaptive Growth Subsidiary and Trend Subsidiary (individually a “Subsidiary”, collectively the “Subsidiaries”) are exempted Cayman investment companies for tax purposes. The Subsidiaries have made applications to the Governor-in-Council of the Cayman Islands for, and have received, an undertaking exempting each Subsidiary from all local income, profits and capital gains taxes for a period of 20 years. Currently, no such taxes are levied in the Cayman Islands.

The Subsidiaries are Controlled Foreign Corporations (“CFCs”) for U.S. income tax purposes, and are therefore not subject to U.S. income tax. However, as wholly-owned CFCs, each Subsidiary’s net income and capital gains to the extent of their earnings and profits, are consolidated into Adaptive Growth Fund’s and Trend Fund’s investment companies taxable income, respectively.

For all open tax years and for all major jurisdictions, management of Adaptive Growth Subsidiary and Trend Subsidiary have concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

49

Notes to Financial Statements (Unaudited)

June 30, 2018

(n) ALLOCATIONS

Expenses directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust not directly related to a Fund are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that for Tactical Plus

Fund, each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, printing and 12b-1 fees. Fees provided under a distribution (Rule 12b-1 of the 1940 Act) plan and administrative service fees paid to intermediaries or financial institutions for a particular class of a Fund are charged to the expenses of such class.

Class specific expenses for Tactical Plus Fund for the six months ended June 30, 2018 were as follows:

Tactical Plus Fund	Class A Specific Expenses	Class C Specific Expenses	Class I Specific Expenses	Class F Specific Expenses
Registration and filing fees	$6,398	$6,379	$6,436	$6,488
Transfer agent fees	6,309	6,759	7,476	6,017
Printing fees	1,295	102	243	2,491

(o) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board has adopted certain procedures to govern the Funds’ Participation in ReFlow. ReFlow fees that were incurred by the Funds during the period ended June 30, 2018 are recorded in the Statement of Operations, if applicable.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

50

Notes to Financial Statements (Unaudited)

June 30, 2018

The following tables summarize the Funds’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
MLP Energy Fund
Master Limited Partnerships and Related Companies(a)	$1,255,278,389	$—	$—	$1,255,278,389

Total	$1,255,278,389	$—	$—	$1,255,278,389

Tactical Plus Fund
Purchased Options	$118,468	$—	$—	$118,468
Money Market Fund	35,421,379	—	—	35,421,379

Total	$35,539,847	$—	$—	$35,539,847

(a) For detailed descriptions of industry or country, see the accompanying Schedule of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Adaptive Growth Fund
Assets
Futures Contracts	$178,642	$—	$—	$178,642
Liabilities
Swap Agreements	—	(3,413)	—	(3,413)
Futures Contracts	(334,666)	—	—	(334,666)

Total	$(156,024)	$(3,413)	$—	$(159,437)

MLP Energy Fund
Assets
Written Options	$205,700	$—	$—	$205,700
Liabilities
Written Options	(633,460)	—	—	(633,460)

Total	$(427,760)	$—	$—	$(427,760)

Tactical Plus Fund
Liabilities
Futures Contracts	$(9,240)	$—	$—	$(9,240)

Total	$(9,240)	$—	$—	$(9,240)

Trend Fund
Assets
Futures Contracts	$11,052	$—	$—	$11,052
Liabilities
Futures Contracts	(25,680)	—	—	(25,680)

Total	$(14,628)	$—	$—	$(14,628)

(a) Other financial instruments include any derivative instruments not reflected in the Schedules of Investments as Investment Securities, such as futures contracts, swap agreements and written options. These investments are generally presented as other assets and liabilities in the Schedules of Investments at the unrealized gain or loss on the investment.

51

Notes to Financial Statements (Unaudited)

June 30, 2018

The Funds recognize transfers between levels as of the end of the annual period in which the transfer occurred. For the period ended June 30, 2018 there were no transfers between Level 1 and Level 2 securities.

For the period ended June 30, 2018, no Funds had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INVESTMENT MANAGEMENT SERVICES

In consideration of the advisory and other services provided by each investment advisor, under the terms of the Investment Management Agreement between Salient Advisor and each of Adaptive Growth Fund, Tactical Plus Fund, and Trend Fund and between SCA and MLP Energy Fund, Salient Advisor and SCA are entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2018, based on each Fund’s average daily net assets:

Fund	Investment Advisory Fee
Adaptive Growth Fund	0.95%

MLP Energy Fund	0.95%

Tactical Plus Fund	1.45%

Trend Fund	0.95%

The Trust and Salient Advisor have entered into an investment sub-advisory agreement with the Sub-advisor for Tactical Plus Fund. Pursuant to this agreement, the Sub-Advisor provides investment sub-advisory services to the Fund and is entitled to receive a fee from Salient Advisor calculated daily and payable monthly at the annual rate of 0.725% of the Fund’s average daily net assets.

Expense Limitations: Salient Advisor and SCA have entered into Expense Limitation Agreements which limit the total expenses (exclusive of brokerage and transactional costs, interest, taxes, short dividend expense, acquired fund fees and expenses, expenses associated with Adaptive Growth Subsidiary and Trend Subsidiary, litigation and extraordinary expenses) of certain classes of the Funds, through a specified date. In addition, Salient Advisor or SCA may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Class A	Class C	Class I	Class F	Class R6	End Date
Adaptive Growth Fund	1.55%	2.30%	1.30%	N/A	N/A	April 30, 2019
MLP Energy Fund	1.55%	2.30%	1.30%	N/A	None	April 30, 2019
Tactical Plus Fund(a)	1.65%	2.40%	1.40%	1.09%	N/A	April 30, 2019
Trend Fund	1.55%	2.30%	1.30%	N/A	N/A	April 30, 2019

(a) Effective February 1, 2018, the annual expense limitation rates were reduced for the Tactical Plus Fund’s Class A, Class C, Class I and Class F shares’ from 2.05%, 2.80%, 1.80% and 1.49%, respectively, to the rates presented above. In addition, for the period January 3, 2018 to January 31, 2018, Salient Advisor agreed to voluntarily waive any portion of its fees in amounts to limit the Tactical Plus Fund’s Class A, Class C, Class I and Class F shares’ operating expenses to an annual rate of 1.65%, 2.40%, 1.40% and 1.09%, respectively. The voluntary fee waivers for this period were $10,513 and are reflected in the Statement of Operations.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by a Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

52

Notes to Financial Statements (Unaudited)

June 30, 2018

For the six months ended June 30, 2018, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment Of Past Waived Fees By Advisor	Total
Adaptive Growth Fund
Class A	$6,314	$—	$6,314
Class C	5,445	—	5,445
Class I	99,254	—	99,254
Tactical Plus Fund
Class A	49,778	—	49,778
Class C	15,755	—	15,755
Class I	21,071	—	21,071
Class F	115,610	—	115,610
Trend Fund
Class A	5,521	—	5,521
Class C	722	—	722
Class I	106,727	—	106,727

As of June 30, 2018, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2015	2016	2017	2018	Total
Adaptive Growth Fund
Class A	$7,333	$10,247	$8,316	$6,314	$32,210
Class C	3,214	5,392	7,197	5,445	21,248
Class I	81,920	142,168	194,651	99,254	517,993
Tactical Plus Fund
Class A	40,029	57,377	66,735	49,778	213,919
Class C	30,425	21,351	32,324	15,755	99,855
Class I	33,282	25,940	40,757	21,071	121,050
Class F	242,827	181,640	170,959	115,610	711,036
Trend Fund
Class A	13,210	11,641	11,790	5,521	42,162
Class C	1,141	1,612	1,301	722	4,776
Class I	142,627	150,127	203,809	106,727	603,290

5. DISTRIBUTION AGREEMENT

Foreside Fund Services, LLC, (“Foreside”), serves the Trust as distributor (the “Distributor’’). The Trust has adopted a Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 under the 1940 Act.

Each Fund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 0.25% and 1.00%, on an annualized basis, of the average daily net assets attributable to Class A and Class C shares, respectively, as compensation for service and distribution-related activities and/or shareholder services with respect to Class A and Class C shares, respectively.

The Funds pay fees to certain intermediaries or financial institutions for recordkeeping, sub-accounting services, transfer agency and other administrative services as reflected in the Statements of Operations as “Administrative services fees.”

6. SERVICE PROVIDERS

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

FIS Investor Services, LLC serves as the transfer agent and dividend paying agent for the Funds.

Citibank, N.A. serves as the Funds’ custodian.

Foreside serves the Trust as distributor.

53

Notes to Financial Statements (Unaudited)

June 30, 2018

7. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The officers serve at the pleasure of the Board of Trustees.

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2018, there were ten Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as trustees of other registered investment companies managed by the Advisor and its affiliates, including Forward Funds Trust (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $60,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the

Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Chief Compliance Officer of the Funds (“CCO”) is an employee of, and is compensated by, Salient Management. As of June 30, 2018, the Funds have agreed to pay the Advisor approximately $200,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

9. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of security purchases and proceeds from sales of securities (excluding short-term investments) during the period ended June 30, 2018, were as follows:

Fund	Purchases	Sales
Adaptive Growth Fund	$—	$12,470,199
MLP Energy Fund	304,844,164	290,186,042
Tactical Plus Fund	31,825,479	39,417,252
Trend Fund	—	—

54

Notes to Financial Statements (Unaudited)

June 30, 2018

10. TAX BASIS INFORMATION

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/ (accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2018. The tax character of dividends paid to shareholders during the applicable tax year ended in 2017 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2017
Adaptive Growth Fund	$4,366,380	$1,011,031	$5,377,411	$—	$5,377,411
Trend Fund	418,758	—	418,758	—	418,758
November 30, 2017
MLP Energy Fund	7,419,636	—	7,419,636	78,129,843	85,549,479
Tactical Plus Fund	215,782	781,923	997,705	—	997,705

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to deferral of losses on wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2018.

The following information is provided on a tax basis as of June 30, 2018 and includes investments and derivatives, and excludes foreign currency:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) Before Taxes	Net Unrealized Appreciation/ (Depreciation) After Taxes
Adaptive Growth Fund	$—	$178,642	$(338,079)	$(159,437)	$(159,437)
MLP Energy Fund	1,207,619,990	211,105,880	(163,875,241)	47,230,639	46,544,047
Tactical Plus Fund	35,666,070	213	(135,676)	(135,463)	(135,463)
Trend Fund	—	11,052	(25,680)	(14,628)	(14,628)

Under current tax law, capital losses and specified ordinary losses realized after October 31st and non-specified ordinary losses incurred after December 31st (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of December 31, 2017, the Funds had the following deferred losses:

Fund	Post October Capital Loss Deferred	Qualified Late Year Ordinary Loss Deferred	Total
November 30, 2017
Tactical Plus Fund	$—	$189,577	$189,577

As of the end of the applicable tax year ended in 2017, the Fund(s) had the following net capital loss carry forwards (“CLCFs”). It is the Board’s intent that the Funds will not distribute any realized gain distributions until the CLCFs have been offset or expire.

Fund	Short-Term Amount	Long-Term Amount	Total
December 31, 2017
Trend Fund	$2,952,359	$—	$2,952,359
November 30, 2017
MLP Energy Fund	116,644,817	328,765,588	445,410,405

CLCFs as of December 31, 2017 have been updated to reflect actual income sources reported by the Fund’s underlying partnerships held after their tax reporting periods concluded.

At the time of liquidation (see note 1), MLP Subsidiary, which was a Subchapter C corporation for federal income tax purposes, had a deferred tax liability attributable to unrealized gains on investments which were transferred to MLP Energy Fund. Accordingly, a deferred

55

Notes to Financial Statements (Unaudited)

June 30, 2018

tax liability in the amount of $3,689,597 attributable to these “built in gains” (“BIG”) was recorded on the books of MLP Energy Fund. Federal income tax rules require that MLP Energy Fund treat any BIG related gains recognized on the transferred assets during the 5 year period following the date of transfer as subject to Subchapter C corporate income taxation to the extent such recognized BIG amounts do not exceed the unrealized gain on the transfer date. If the unrealized gain on the transferred assets is not recognized with the 5 year period following the transfer date, no Subchapter C corporate income taxes will apply to MLP Energy Fund. As of June 30, 2018, MLP Energy Fund has a deferred tax liability (attributable to unrealized gain on MLP Subsidiary investment securities) of $686,592.

With respect to MLP Energy Fund, NOLs (Net Operating Losses) are available to be carried back up to two years to offset past taxable income of MLP Subsidiary or carried forward up to 5 years from the date of the transfer of the investments (the “Holding Period”). SCA does not intend on liquidating these investments prior to the end of the Holding Period. CLCF’s are available to be carried back up to three years to offset past capital gains or carried forward up to five years to offset future capital gains. As of December 31, 2017, MLP Energy Fund has no CLCF’s and NOLs related to MLP Subsidiary.

11. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control. During the six months ended June 30, 2018, no funds owned 5% or more of the outstanding voting shares of any securities.

13. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2018. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The following information applies to all funds within the Trust:

Effective on or about July 23, 2018, ALPS Fund Services, Inc. will replace FIS Investor Services, LLC as transfer agent to the Adaptive Growth Fund, MLP Energy Fund, Tactical Plus Fund, and Trend Fund.

The following information applies to Adaptive Growth Fund and Trend Fund only:

Liquidation of Adaptive Growth Fund and Trend Fund: On June 8, 2018, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved the liquidation of Adaptive Growth Fund and Trend Fund. These Funds will be liquidated pursuant to a Board-approved Plan of Liquidation on or around August 13, 2018 (the “Liquidation Date”). On the Liquidation Date, each of these Funds will distribute pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2018. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12- month period ended June 30, 2018 are available (i) without charge, upon request, by calling 1-800-994-0755 and (ii) on the SEC’s website at www.sec.gov

56

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non- affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We main- tain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third- party’s privacy policies will apply to you and ours will not.

Investment Advisors

Salient Advisors, L.P.

Salient Capital Advisors, LLC

Investment Sub-Advisor

Broadmark Asset Management LLC

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Foreside Fund Services, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

FIS Investor Services, LLC

4265 San Felipe

8th Floor

Houston, Texas 77027

800-994-0755

www.salientfunds.com

Salient Adaptive Growth Fund

Salient MLP & Energy Infrastructure Fund

Salient Tactical Plus Fund

Salient Trend Fund

Printed on paper containing recycled content using soy-based inks.	6/18

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salient MF Trust
By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date:	September 6, 2018

By:	/s/ Barbara H. Tolle
Barbara H. Tolle
Principal Financial Officer
Date:	September 6, 2018